MARKETABLE SECURITIES	3 Months Ended
Sep. 30, 2015
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES

NOTE 3:- MARKETABLE SECURITIES

As of September 30, 2015, all of the Company's marketable securities were classified as available-for-sale.

	September 30, 2015 (Unaudited)				June 30, 2015
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale - matures within one year:
Stock and index linked notes	$12,332	$1,064	$(670)	$12,726	$12,305	$2,083	$(72)	$14,316
Government debentures – fixed interest rate	359	2	(11)	350	287	1	(10)	278
Corporate debentures – fixed interest rate	865	16	(6)	875	939	26	(52)	913
	$13,556	$1,082	$(687)	$13,951	$13,531	$2,110	$(134)	$15,507
Available-for-sale - matures after one year through five years:
Government debentures – fixed interest rate	2,037	23	(21)	2,039	2,033	40	(9)	2,064
Corporate debentures – fixed interest rate	4,130	71	(27)	4,174	4,436	97	(17)	4,516
	$6,167	$94	$(48)	$6,213	$6,469	$137	$(26)	$6,580
Available-for-sale - matures after five years through ten years:
Corporate debentures – fixed interest rate	144	5	(4)	145	156	8	(1)	163
	$144	$5	$(4)	$145	$156	$8	$(1)	$163
	$19,867	$1,181	$(739)	$20,309	$20,156	$2,255	$(161)	$22,250

The following table presents gross unrealized losses and fair values for those investments that were in an unrealized loss position as of September 30, 2015 and June 30, 2015, and the length of time that those investments have been in a continuous loss position:

	Less than 12 months		12 months or greater
	Fair Value	Gross unrealized loss	Fair Value	Gross unrealized loss
As of September 30, 2015 (Unaudited)	$9,412	$(614)	$767	$(125)
As of June 30, 2015	$2,535	$(107)	$524	$(54)

The Company typically invests in highly-rated securities. When evaluating the investments for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and any changes thereto, and the Company's intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment's amortized cost basis.

Based on the above factors, the Company concluded that unrealized losses on all available-for-sale securities were not other-than-temporary and no credit loss was present for any of its investments. As such, the Company did not recognize any impairment charges on outstanding securities during the three-month period ended September 30, 2015.